Marketable securities and securities investments	12 Months Ended
Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable securities and securities investments
7.	Marketable securities and securities investments

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the available-for-sale classification is eliminated for equity securities as of March 31, 2019.

	Yen in millions
	March 31, 2018				March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,227,139	182,830	(359)	1,409,610	1,422,620	220,989	(20)	1,643,589
Japanese local government bonds	67,574	107	(112)	67,569	67,461	70	(34)	67,497
Japanese corporate bonds	199,880	9,844	(1,016)	208,708	202,433	17,178	(223)	219,388
Foreign government bonds	72,204	622	(3,287)	69,539	153,429	8,669	(603)	161,495
Foreign corporate bonds	365,457	1,649	(641)	366,465	360,299	944	(376)	360,867
Securitized products	99,349	1	(0)	99,350	190,111	1	—	190,112
Other	—	—	—	—	2,286	2,402	—	4,688

	2,031,603	195,053	(5,415)	2,221,241	2,398,639	250,253	(1,256)	2,647,636

Equity securities	55,676	71,723	(776)	126,623	—	—	—	—

Held-to-maturity securities:
Japanese national government bonds	5,892,868	1,635,036	(20,890)	7,507,014	6,042,635	2,016,786	—	8,059,421
Japanese local government bonds	3,850	413	—	4,263	3,518	388	—	3,906
Japanese corporate bonds	345,818	16,912	(17,390)	345,340	409,329	44,348	(5,845)	447,832
Foreign government bonds	300,220	8,310	(18,570)	289,960	386,392	18,609	(13,742)	391,259
Foreign corporate bonds	198	13	—	211	198	11	—	209

	6,542,954	1,660,684	(56,850)	8,146,788	6,842,072	2,080,142	(19,587)	8,902,627

Total	8,630,233	1,927,460	(63,041)	10,494,652	9,240,711	2,330,395	(20,843)	11,550,263

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2019
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	132,770	132,745	6,286	6,334
Due after one year through five years	455,624	462,682	37,281	40,085
Due after five years through ten years	476,261	552,287	393,787	453,310
Due after ten years	1,333,984	1,499,922	6,404,718	8,402,898

Total	2,398,639	2,647,636	6,842,072	8,902,627

Proceeds from sales of available-for-sale securities were 75,319 million yen, 39,982 million yen and 66,906 million yen for the fiscal years ended March 31, 2017, 2018 and 2019, respectively. On these sales, gross realized gains were 2,297 million yen, 1,257 million yen and 240 million yen and gross realized losses were 37 million yen, 2 million yen and 475 million yen, respectively, for the fiscal years ended March 31, 2017, 2018 and 2019. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the available-for-sale classification is eliminated for equity securities for the fiscal year ended March 31, 2019.

Marketable securities classified as trading securities, which are held primarily in the Financial Services segment, totaled 1,048,062 million yen and 234,117 million yen as of March 31, 2018 and 2019, respectively. Sony recorded net unrealized gains of 56,593 million yen, net unrealized gains of 48,047 million yen, and net unrealized gains of 3,610 million yen for the fiscal years ended March 31 2017, 2018 and 2019, respectively. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the trading classification is eliminated for equity securities as of March 31, 2019 and for the fiscal year ended March 31, 2019.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2018 and 2019. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the available-for-sale classification is eliminated for equity securities as of March 31, 2019.

	Yen in millions
	March 31, 2018
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	10,118	(11)	32,836	(348)	42,954	(359)
Japanese local government bonds	9,324	(11)	14,729	(101)	24,053	(112)
Japanese corporate bonds	11,046	(10)	64,119	(1,006)	75,165	(1,016)
Foreign government bonds	40,156	(2,281)	7,752	(1,006)	47,908	(3,287)
Foreign corporate bonds	34,840	(69)	21,191	(572)	56,031	(641)
Securitized products	1,840	(0)	315	(0)	2,155	(0)

	107,324	(2,382)	140,942	(3,033)	248,266	(5,415)

Equity securities	13,859	(776)	15	(0)	13,874	(776)

Held-to-maturity securities:
Japanese national government bonds	—	—	304,564	(20,890)	304,564	(20,890)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	174,815	(17,390)	174,815	(17,390)
Foreign government bonds	20,448	(704)	134,230	(17,866)	154,678	(18,570)
Foreign corporate bonds	—	—	—	—	—	—

	20,448	(704)	613,609	(56,146)	634,057	(56,850)

Total	141,631	(3,862)	754,566	(59,179)	896,197	(63,041)

	Yen in millions
	March 31, 2019
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	—	—	4,063	(20)	4,063	(20)
Japanese local government bonds	27,404	(29)	4,872	(5)	32,276	(34)
Japanese corporate bonds	25,725	(21)	19,925	(202)	45,650	(223)
Foreign government bonds	—	—	15,878	(603)	15,878	(603)
Foreign corporate bonds	50,281	(117)	15,455	(259)	65,736	(376)
Securitized products	—	—	—	—	—	—
Other	—	—	—	—	—	—

	103,410	(167)	60,193	(1,089)	163,603	(1,256)

Held-to-maturity securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	97,984	(5,845)	97,984	(5,845)
Foreign government bonds	—	—	151,229	(13,742)	151,229	(13,742)
Foreign corporate bonds	—	—	—	—	—	—

	—	—	249,213	(19,587)	249,213	(19,587)

Total	103,410	(167)	309,406	(20,676)	412,816	(20,843)

At March 31, 2019, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.

For the fiscal year ended March 31, 2019, with respect to equity securities included in marketable securities and securities investments, Sony recorded net realized gains of 77,495 million yen due to the sale of equity securities and net unrealized gains of 104,168 million yen due to revaluation of equity securities held as of March 31, 2019. Gains or losses arising from equity securities held in the Financial Services segment are recorded in financial services revenue, and gains or losses arising from equity securities held in all segments other than the Financial Services segment are recorded in gain on equity securities, net in the consolidated statement of income. Included in the gains noted above were gains recorded by Sony with respect to the equity securities held by Sony in Spotify Technology S.A. (“Spotify”).

On April 3, 2018, Spotify was publicly listed for trading on the New York Stock Exchange. Sony owned 5.707% of Spotify’s shares at the time of the public listing.

During the fiscal year ended March 31, 2019, Sony sold a portion of the Spotify shares that it owned for aggregate consideration of 82,616 million yen (768 million U.S. dollars) in cash proceeds. The sale of such shares, offset by costs to be paid to Sony’s artists and distributed labels and other transaction costs which directly related to the gains recognized from the sale of Spotify shares, resulted in a net pre-tax realized gain of 54,179 million yen (504 million U.S. dollars) recorded in gain on equity securities, net in the consolidated statement of income. The payments to Sony’s artists and distributed labels are included within other in the cash flows from investing activities of the consolidated statement of cash flows.

The remaining Spotify shares retained as of March 31, 2019 have a gross fair value of 78,947 million yen (711 million U.S. dollars), and the revaluation of such shares resulted in a pre-tax unrealized gain, net of costs to be paid to Sony’s artists and distributed labels and other costs which directly related to the gains recognized from the revaluation of Spotify shares, of 47,543 million yen (449 million U.S. dollars) recorded in gain on equity securities, net in the consolidated statement of income.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by various non-public companies. The aggregate carrying amounts of the investments in non-public companies as of March 31, 2018 and 2019 totaled 52,361 million yen and 25,720 million yen, respectively. Prior to Sony’s adoption of ASU 2016-01, non-public equity investments were primarily valued at cost as fair value is not readily determinable. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, equity securities that do not have readily determinable fair values are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Sony recorded no upward adjustments, and downward adjustments (including impairments) of 4,285 million yen, for securities that do not have readily determinable fair values for the fiscal year ended March 31, 2019.